TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

FIXED INCOME—39.8%
21,265,407		TIAA-CREF Bond Index Fund	$240,511,752
		TOTAL FIXED INCOME	240,511,752

INFLATION-PROTECTED ASSETS—10.0%
4,907,442		TIAA-CREF Inflation-Linked Bond Fund	60,214,317
		TOTAL INFLATION-PROTECTED ASSETS	60,214,317

INTERNATIONAL EQUITY—11.9%
1,756,419		TIAA-CREF Emerging Markets Equity Index Fund	24,326,409
2,225,110		TIAA-CREF International Equity Index Fund	47,661,855
		TOTAL INTERNATIONAL EQUITY	71,988,264

SHORT-TERM FIXED INCOME—10.0%
5,944,162		TIAA-CREF Short-Term Bond Index Fund	60,154,920
		TOTAL SHORT-TERM FIXED INCOME	60,154,920

U.S. EQUITY—28.1%
5,962,495		TIAA-CREF Equity Index Fund	170,169,620
		TOTAL U.S. EQUITY	170,169,620

		TOTAL AFFILIATED INVESTMENT COMPANIES	603,038,873
		(Cost $507,554,476)

		TOTAL INVESTMENTS—99.8%	603,038,873
		(Cost $507,554,476)
		OTHER ASSETS & LIABILITIES, NET—0.2%	1,495,292
		NET ASSETS—100.0%	$604,534,165

	a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—39.8%
23,792,384		TIAA-CREF Bond Index Fund	$269,091,868
		TOTAL FIXED INCOME	269,091,868

INFLATION-PROTECTED ASSETS—10.0%
5,493,683		TIAA-CREF Inflation-Linked Bond Fund	67,407,492
		TOTAL INFLATION-PROTECTED ASSETS	67,407,492

INTERNATIONAL EQUITY—11.7%
1,934,147		TIAA-CREF Emerging Markets Equity Index Fund	26,787,937
2,451,416		TIAA-CREF International Equity Index Fund	52,509,339
		TOTAL INTERNATIONAL EQUITY	79,297,276

SHORT-TERM FIXED INCOME—10.6%
7,074,475		TIAA-CREF Short-Term Bond Index Fund	71,593,690
		TOTAL SHORT-TERM FIXED INCOME	71,593,690

U.S. EQUITY—27.8%
6,568,895		TIAA-CREF Equity Index Fund	187,476,260
		TOTAL U.S. EQUITY	187,476,260

		TOTAL AFFILIATED INVESTMENT COMPANIES	674,866,586
		(Cost $538,963,840)

		TOTAL INVESTMENTS—99.9%	674,866,586
		(Cost $538,963,840)
		OTHER ASSETS & LIABILITIES, NET—0.1%	941,073
		NET ASSETS—100.0%	$675,807,659

	a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

FIXED INCOME—38.9%
39,626,588		TIAA-CREF Bond Index Fund	$448,176,710
		TOTAL FIXED INCOME	448,176,710

INFLATION-PROTECTED ASSETS—8.3%
7,717,684		TIAA-CREF Inflation-Linked Bond Fund	94,695,977
		TOTAL INFLATION-PROTECTED ASSETS	94,695,977

INTERNATIONAL EQUITY—13.2%
3,710,136		TIAA-CREF Emerging Markets Equity Index Fund	51,385,380
4,700,248		TIAA-CREF International Equity Index Fund	100,679,309
		TOTAL INTERNATIONAL EQUITY	152,064,689

SHORT-TERM FIXED INCOME—8.2%
9,345,149		TIAA-CREF Short-Term Bond Index Fund	94,572,904
		TOTAL SHORT-TERM FIXED INCOME	94,572,904

U.S. EQUITY—31.2%
12,595,166		TIAA-CREF Equity Index Fund	359,466,034
		TOTAL U.S. EQUITY	359,466,034

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,148,976,314
		(Cost $885,203,500)

		TOTAL INVESTMENTS—99.8%	1,148,976,314
		(Cost $885,203,500)
		OTHER ASSETS & LIABILITIES, NET—0.2%	2,398,414
		NET ASSETS—100.0%	$1,151,374,728

	a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—100.0%[a]

FIXED INCOME—38.0%
109,382,795		TIAA-CREF Bond Index Fund	$1,237,119,409
		TOTAL FIXED INCOME	1,237,119,409

INFLATION-PROTECTED ASSETS—6.3%
16,565,686		TIAA-CREF Inflation-Linked Bond Fund	203,260,967
		TOTAL INFLATION-PROTECTED ASSETS	203,260,967

INTERNATIONAL EQUITY—14.7%
11,695,462		TIAA-CREF Emerging Markets Equity Index Fund	161,982,149
14,821,407		TIAA-CREF International Equity Index Fund	317,474,538
		TOTAL INTERNATIONAL EQUITY	479,456,687

SHORT-TERM FIXED INCOME—6.2%
20,060,639		TIAA-CREF Short-Term Bond Index Fund	203,013,666
		TOTAL SHORT-TERM FIXED INCOME	203,013,666

U.S. EQUITY—34.8%
39,706,525		TIAA-CREF Equity Index Fund	1,133,224,232
		TOTAL U.S. EQUITY	1,133,224,232

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,256,074,961
		(Cost $2,559,070,442)

		TOTAL INVESTMENTS—100.0%	3,256,074,961
		(Cost $2,559,070,442)
		OTHER ASSETS & LIABILITIES, NET—0.0%	1,424,023
		NET ASSETS—100.0%	$3,257,498,984

	a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—34.3%
148,296,346		TIAA-CREF Bond Index Fund	$1,677,231,674
		TOTAL FIXED INCOME	1,677,231,674

INFLATION-PROTECTED ASSETS—4.3%
16,878,298		TIAA-CREF Inflation-Linked Bond Fund	207,096,713
		TOTAL INFLATION-PROTECTED ASSETS	207,096,713

INTERNATIONAL EQUITY—17.0%
20,224,645		TIAA-CREF Emerging Markets Equity Index Fund	280,111,334
25,621,221		TIAA-CREF International Equity Index Fund	548,806,555
		TOTAL INTERNATIONAL EQUITY	828,917,889

SHORT-TERM FIXED INCOME—4.2%
20,439,473		TIAA-CREF Short-Term Bond Index Fund	206,847,466
		TOTAL SHORT-TERM FIXED INCOME	206,847,466

U.S. EQUITY—40.1%
68,654,352		TIAA-CREF Equity Index Fund	1,959,395,216
		TOTAL U.S. EQUITY	1,959,395,216

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,879,488,958
		(Cost $3,839,881,898)

		TOTAL INVESTMENTS—99.9%	4,879,488,958
		(Cost $3,839,881,898)
		OTHER ASSETS & LIABILITIES, NET—0.1%	5,865,010
		NET ASSETS—100.0%	$4,885,353,968

	a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
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TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

FIXED INCOME—30.3%
148,421,241		TIAA-CREF Bond Index Fund	$1,678,644,234
		TOTAL FIXED INCOME	1,678,644,234

INFLATION-PROTECTED ASSETS—2.3%
10,124,762		TIAA-CREF Inflation-Linked Bond Fund	124,230,825
		TOTAL INFLATION-PROTECTED ASSETS	124,230,825

INTERNATIONAL EQUITY—19.3%
26,096,957		TIAA-CREF Emerging Markets Equity Index Fund	361,442,850
33,059,750		TIAA-CREF International Equity Index Fund	708,139,848
		TOTAL INTERNATIONAL EQUITY	1,069,582,698

SHORT-TERM FIXED INCOME—2.2%
12,259,270		TIAA-CREF Short-Term Bond Index Fund	124,063,807
		TOTAL SHORT-TERM FIXED INCOME	124,063,807

U.S. EQUITY—45.7%
88,583,634		TIAA-CREF Equity Index Fund	2,528,176,913
		TOTAL U.S. EQUITY	2,528,176,913

		TOTAL AFFILIATED INVESTMENT COMPANIES	5,524,698,477
		(Cost $4,283,765,021)

		TOTAL INVESTMENTS—99.8%	5,524,698,477
		(Cost $4,283,765,021)
		OTHER ASSETS & LIABILITIES, NET—0.2%	10,720,314
		NET ASSETS—100.0%	$5,535,418,791

	a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

FIXED INCOME—26.3%
121,033,934		TIAA-CREF Bond Index Fund	$1,368,893,794
		TOTAL FIXED INCOME	1,368,893,794

INFLATION-PROTECTED ASSETS—0.2%
1,072,671		TIAA-CREF Inflation-Linked Bond Fund	13,161,668
		TOTAL INFLATION-PROTECTED ASSETS	13,161,668

INTERNATIONAL EQUITY—21.7%
27,499,295		TIAA-CREF Emerging Markets Equity Index Fund	380,865,231
34,835,458		TIAA-CREF International Equity Index Fund	746,175,508
		TOTAL INTERNATIONAL EQUITY	1,127,040,739

SHORT-TERM FIXED INCOME—0.3%
1,298,877		TIAA-CREF Short-Term Bond Index Fund	13,144,640
		TOTAL SHORT-TERM FIXED INCOME	13,144,640

U.S. EQUITY—51.3%
93,339,236		TIAA-CREF Equity Index Fund	2,663,901,802
		TOTAL U.S. EQUITY	2,663,901,802

		TOTAL AFFILIATED INVESTMENT COMPANIES	5,186,142,643
		(Cost $3,920,110,324)

		TOTAL INVESTMENTS—99.8%	5,186,142,643
		(Cost $3,920,110,324)
		OTHER ASSETS & LIABILITIES, NET—0.2%	9,196,383
		NET ASSETS—100.0%	$5,195,339,026

	a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

FIXED INCOME—18.9%
90,065,289		TIAA-CREF Bond Index Fund	$1,018,638,413
		TOTAL FIXED INCOME	1,018,638,413

INTERNATIONAL EQUITY—24.0%
31,623,998		TIAA-CREF Emerging Markets Equity Index Fund	437,992,373
40,063,562		TIAA-CREF International Equity Index Fund	858,161,494
		TOTAL INTERNATIONAL EQUITY	1,296,153,867

U.S. EQUITY—56.9%
107,346,859		TIAA-CREF Equity Index Fund	3,063,679,366
		TOTAL U.S. EQUITY	3,063,679,366

		TOTAL AFFILIATED INVESTMENT COMPANIES	5,378,471,646
		(Cost $3,929,307,278)

		TOTAL INVESTMENTS—99.8%	5,378,471,646
		(Cost $3,929,307,278)
		OTHER ASSETS & LIABILITIES, NET—0.2%	8,093,155
		NET ASSETS—100.0%	$5,386,564,801

	a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

FIXED INCOME—11.0%
38,373,021		TIAA-CREF Bond Index Fund	$433,998,869
		TOTAL FIXED INCOME	433,998,869

INTERNATIONAL EQUITY—26.4%
25,528,264		TIAA-CREF Emerging Markets Equity Index Fund	353,566,455
32,337,679		TIAA-CREF International Equity Index Fund	692,673,092
		TOTAL INTERNATIONAL EQUITY	1,046,239,547

U.S. EQUITY—62.4%
86,641,187		TIAA-CREF Equity Index Fund	2,472,739,476
		TOTAL U.S. EQUITY	2,472,739,476

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,952,977,892
		(Cost $2,926,513,228)

		TOTAL INVESTMENTS—99.8%	3,952,977,892
		(Cost $2,926,513,228)
		OTHER ASSETS & LIABILITIES, NET—0.2%	8,102,250
		NET ASSETS—100.0%	$3,961,080,142

	a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

FIXED INCOME—8.9%
25,303,080		TIAA-CREF Bond Index Fund	$286,177,831
		TOTAL FIXED INCOME	286,177,831

INTERNATIONAL EQUITY—27.0%
21,281,966		TIAA-CREF Emerging Markets Equity Index Fund	294,755,230
26,958,477		TIAA-CREF International Equity Index Fund	577,450,587
		TOTAL INTERNATIONAL EQUITY	872,205,817

U.S. EQUITY—63.9%
72,227,709		TIAA-CREF Equity Index Fund	2,061,378,826
		TOTAL U.S. EQUITY	2,061,378,826

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,219,762,474
		(Cost $2,406,830,539)

		TOTAL INVESTMENTS—99.8%	3,219,762,474
		(Cost $2,406,830,539)
		OTHER ASSETS & LIABILITIES, NET—0.2%	7,750,135
		NET ASSETS—100.0%	$3,227,512,609

	a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

FIXED INCOME—7.6%
10,413,817		TIAA-CREF Bond Index Fund	$117,780,265
		TOTAL FIXED INCOME	117,780,265

INTERNATIONAL EQUITY—27.4%
10,326,891		TIAA-CREF Emerging Markets Equity Index Fund	143,027,444
13,081,340		TIAA-CREF International Equity Index Fund	280,202,299
		TOTAL INTERNATIONAL EQUITY	423,229,743

U.S. EQUITY—64.8%
35,047,691		TIAA-CREF Equity Index Fund	1,000,261,106
		TOTAL U.S. EQUITY	1,000,261,106

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,541,271,114
		(Cost $1,189,572,062)

		TOTAL INVESTMENTS—99.8%	1,541,271,114
		(Cost $1,189,572,062)
		OTHER ASSETS & LIABILITIES, NET—0.2%	3,562,843
		NET ASSETS—100.0%	$1,544,833,957

	a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2060 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2060 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.4%[a]

FIXED INCOME—6.3%
3,269,497		TIAA-CREF Bond Index Fund	$36,978,015
		TOTAL FIXED INCOME	36,978,015

INTERNATIONAL EQUITY—27.7%
3,927,573		TIAA-CREF Emerging Markets Equity Index Fund	54,396,884
4,975,123		TIAA-CREF International Equity Index Fund	106,567,124
		TOTAL INTERNATIONAL EQUITY	160,964,008

U.S. EQUITY—65.4%
13,329,459		TIAA-CREF Equity Index Fund	380,422,754
		TOTAL U.S. EQUITY	380,422,754

		TOTAL AFFILIATED INVESTMENT COMPANIES	578,364,777
		(Cost $466,023,367)

		TOTAL INVESTMENTS—99.4%	578,364,777
		(Cost $466,023,367)
		OTHER ASSETS & LIABILITIES, NET—0.6%	3,326,723
		NET ASSETS—100.0%	$581,691,500

	a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
12

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2065 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2065 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2021

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.4%[a]

FIXED INCOME—4.9%
29,058		TIAA-CREF Bond Index Fund	$328,651
		TOTAL FIXED INCOME	328,651

INTERNATIONAL EQUITY—28.1%
45,585		TIAA-CREF Emerging Markets Equity Index Fund	631,346
57,948		TIAA-CREF International Equity Index Fund	1,241,247
		TOTAL INTERNATIONAL EQUITY	1,872,593

U.S. EQUITY—66.4%
154,772		TIAA-CREF Equity Index Fund	4,417,194
		TOTAL U.S. EQUITY	4,417,194

		TOTAL AFFILIATED INVESTMENT COMPANIES	6,618,438
		(Cost $5,866,912)

		TOTAL INVESTMENTS—99.4%	6,618,438
		(Cost $5,866,912)
		OTHER ASSETS & LIABILITIES, NET—0.6%	37,977
		NET ASSETS—100.0%	$6,656,415

	a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
13

TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three tiered hierarchy of valuation input levels :

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Investments in registered investment companies: Investments in investment companies are valued at their respective net asset value on the valuation date and are generally classified as Level 1.

As of February 28, 2021, all of the investments in the Funds were valued based on Level 1 inputs.

A12147-B (4/21)

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